August 2, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus A Bonds Plus, Inc.
Registration Statement File No. 2-55614
CIK No. 030151

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 45 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 25, 2007.

Very truly yours,

/s/ Loretta Johnston
Loretta Johnston
Senior Paralegal